UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2012
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    15635 Alton Parkway, Suite 400
            Irvine, CA 92618

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    August 3, 2012

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $1,164,168,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADFITECH INC                   COM              00687B105      472   157224 SH       SOLE                   157224
AEGON N V                      NY REGISTRY SH   007924103    21360  4623418 SH       SOLE                  4623418
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    22040   845755 SH       SOLE                   845755
ARCHER DANIELS MIDLAND CO      COM              039483102    15763   533989 SH       SOLE                   533989
ASBURY AUTOMOTIVE GROUP INC    NOTE  3.000% 9/1 043436AG9     5221  5200000 SH       SOLE                  5200000
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    25392   878613 SH       SOLE                   878613
BANK OF NEW YORK MELLON CORP   COM              064058100    27104  1234810 SH       SOLE                  1234810
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2499       20 SH       SOLE                       20
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    31997   383978 SH       SOLE                   383978
BLACKROCK CREDIT ALL INC TR    COM              092508100     9460   713931 SH       SOLE                   713931
BP PLC                         SPONSORED ADR    055622104    24089   594192 SH       SOLE                   594192
CENVEO INC                     COM              15670S105     6441  3337215 SH       SOLE                  3337215
CISCO SYS INC                  COM              17275R102    17699  1030802 SH       SOLE                  1030802
CNA FINL CORP                  COM              126117100    31753  1145475 SH       SOLE                  1145475
CNO FINL GROUP INC             COM              12621E103    27046  3467443 SH       SOLE                  3467443
COMCAST CORP NEW               CL A             20030N101     8184   255987 SH       SOLE                   255987
COMCAST CORP NEW               CL A SPL         20030N200    27065   861957 SH       SOLE                   861957
CROWN HOLDINGS INC             COM              228368106    12543   363663 SH       SOLE                   363663
DARLING INTL INC               COM              237266101     8503   515643 SH       SOLE                   515643
EXCEL TR INC                   COM              30068C109    33896  2834072 SH       SOLE                  2834072
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     9208    23508 SH       SOLE                    23508
FIRST OPPORTUNITY FD INC       COM              33587T108     1935   273286 SH       SOLE                   273286
FIRST REP BK SAN FRANCISCO C   COM              33616C100        2       60 SH       SOLE                       60
GENERAL COMMUNICATION INC      CL A             369385109    16549  1993870 SH       SOLE                  1993870
GRAPHIC PACKAGING HLDG CO      COM              388689101     9967  1812267 SH       SOLE                  1812267
HARTFORD FINL SVCS GROUP INC   COM              416515104    25879  1467878 SH       SOLE                  1467878
HOOPER HOLMES INC              COM              439104100     2836  4736864 SH       SOLE                  4736864
HUDSON PAC PPTYS INC           COM              444097109    32144  1846303 SH       SOLE                  1846303
HUNTSMAN CORP                  COM              447011107     1849   142883 SH       SOLE                   142883
ISTAR FINL INC                 COM              45031U101      162    25130 SH       SOLE                    25130
JOHNSON & JOHNSON              COM              478160104    20300   300480 SH       SOLE                   300480
JPMORGAN CHASE & CO            COM              46625H100    29873   836078 SH       SOLE                   836078
KEMPER CORP DEL                COM              488401100    22060   717390 SH       SOLE                   717390
L-3 COMMUNICATIONS CORP        DEBT  3.000% 8/0 502413AW7     7285  7447000 SH       SOLE                  7447000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    20122   271880 SH       SOLE                   271880
LIBERTY GLOBAL INC             COM SER A        530555101      719    14491 SH       SOLE                    14491
LIBERTY GLOBAL INC             COM SER C        530555309    20873   437132 SH       SOLE                   437132
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    22504   255994 SH       SOLE                   255994
LOEWS CORP                     COM              540424108    25990   635298 SH       SOLE                   635298
MERCK & CO INC NEW             COM              58933Y105    29734   712202 SH       SOLE                   712202
METLIFE INC                    COM              59156R108     1259    40820 SH       SOLE                    40820
METLIFE INC                    UNIT 99/99/9999  59156R116    28498   460607 SH       SOLE                   460607
MFS CHARTER INCOME TR          SH BEN INT       552727109      445    45407 SH       SOLE                    45407
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108       59     8350 SH       SOLE                     8350
MICROSOFT CORP                 COM              594918104    32741  1070323 SH       SOLE                  1070323
MONTGOMERY STR INCOME SECS I   COM              614115103     2874   179466 SH       SOLE                   179466
MONTPELIER RE HOLDINGS LTD     SHS              G62185106       94     4425 SH       SOLE                     4425
NASH FINCH CO                  COM              631158102     2045    95202 SH       SOLE                    95202
NASH FINCH CO                  FRNT  1.631% 3/1 631158AD4    11993 25632000 SH       SOLE                 25632000
NEW ULM TELECOM INC            COM              649060100      534    85448 SH       SOLE                    85448
NEWCASTLE INVT CORP            COM              65105M108     2329   347603 SH       SOLE                   347603
NORTHSTAR RLTY FIN CORP        COM              66704R100    25506  4886299 SH       SOLE                  4886299
NUVEEN FLOATING RATE INCOME    COM              67072T108      472    40695 SH       SOLE                    40695
NUVEEN MULT CURR ST GV INCM    COM              67090N109     7355   593157 SH       SOLE                   593157
OWENS ILL INC                  COM NEW          690768403    25380  1323947 SH       SOLE                  1323947
PARK OHIO HLDGS CORP           COM              700666100     8364   439530 SH       SOLE                   439530
PARKWAY PPTYS INC              COM              70159Q104    24187  2114254 SH       SOLE                  2114254
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     4140   194937 SH       SOLE                   194937
Q E P INC                      COM              74727K102     6491   351811 SH       SOLE                   351811
REDWOOD TR INC                 COM              758075402     7538   604036 SH       SOLE                   604036
ROCK-TENN CO                   CL A             772739207    23283   426823 SH       SOLE                   426823
SAFEWAY INC                    COM NEW          786514208    23232  1279996 SH       SOLE                  1279996
SANDRIDGE ENERGY INC           COM              80007P307    11806  1764677 SH       SOLE                  1764677
SIERRA BANCORP                 COM              82620P102     7815   789387 SH       SOLE                   789387
SUPERVALU INC                  COM              868536103    16471  3179708 SH       SOLE                  3179708
TENET HEALTHCARE CORP          COM              88033G100     7011  1338007 SH       SOLE                  1338007
TERRENO RLTY CORP              COM              88146M101    11065   732321 SH       SOLE                   732321
TESORO CORP                    COM              881609101    16588   664581 SH       SOLE                   664581
THL CR INC                     COM              872438106     7822   580734 SH       SOLE                   580734
TORCHMARK CORP                 COM              891027104    13454   266157 SH       SOLE                   266157
TRAVELERS COMPANIES INC        COM              89417E109    26658   417571 SH       SOLE                   417571
VALERO ENERGY CORP NEW         COM              91913Y100    29373  1216282 SH       SOLE                  1216282
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    32747  1162056 SH       SOLE                  1162056
WELLS FARGO & CO NEW           COM              949746101    33077   989146 SH       SOLE                   989146
WESTERN ASSET VAR RT STRG FD   COM              957667108     4643   277523 SH       SOLE                   277523
WILLIAMS COS INC DEL           COM              969457100        1       30 SH       SOLE                       30
XEROX CORP                     COM              984121103    21049  2674617 SH       SOLE                  2674617
XL GROUP PLC                   SHS              G98290102    27246  1294980 SH       SOLE                  1294980